Schedule of Sharebased Compensation Expense (Details) (CAD)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Capital Stock Schedule Of Sharebased Compensation Expense 1	0
Capital Stock Schedule Of Sharebased Compensation Expense 2	0
Capital Stock Schedule Of Sharebased Compensation Expense 3	0
Capital Stock Schedule Of Sharebased Compensation Expense 4	0
Capital Stock Schedule Of Sharebased Compensation Expense 5	8,000
Capital Stock Schedule Of Sharebased Compensation Expense 6	8,000
Capital Stock Schedule Of Sharebased Compensation Expense 7	0
Capital Stock Schedule Of Sharebased Compensation Expense 8	1.63
Capital Stock Schedule Of Sharebased Compensation Expense 9	29,000
Capital Stock Schedule Of Sharebased Compensation Expense 10	15,000
Capital Stock Schedule Of Sharebased Compensation Expense 11	14,000
Capital Stock Schedule Of Sharebased Compensation Expense 12	0.84
Capital Stock Schedule Of Sharebased Compensation Expense 13	650,000
Capital Stock Schedule Of Sharebased Compensation Expense 14	488,750
Capital Stock Schedule Of Sharebased Compensation Expense 15	118,750
Capital Stock Schedule Of Sharebased Compensation Expense 16	42,500
Capital Stock Schedule Of Sharebased Compensation Expense 17	0.82
Capital Stock Schedule Of Sharebased Compensation Expense 18	154,170
Capital Stock Schedule Of Sharebased Compensation Expense 19	154,170
Capital Stock Schedule Of Sharebased Compensation Expense 20	0
Capital Stock Schedule Of Sharebased Compensation Expense 21	0.77
Capital Stock Schedule Of Sharebased Compensation Expense 22	275,000
Capital Stock Schedule Of Sharebased Compensation Expense 23	275,000
Capital Stock Schedule Of Sharebased Compensation Expense 24	0
Capital Stock Schedule Of Sharebased Compensation Expense 25	0.16
Capital Stock Schedule Of Sharebased Compensation Expense 26	1,116,170
Capital Stock Schedule Of Sharebased Compensation Expense 27	940,920
Capital Stock Schedule Of Sharebased Compensation Expense 28	132,750
Capital Stock Schedule Of Sharebased Compensation Expense 29	42,500
Capital Stock Schedule Of Sharebased Compensation Expense 30	0
Capital Stock Schedule Of Sharebased Compensation Expense 1		0
Capital Stock Schedule Of Sharebased Compensation Expense 2		0
Capital Stock Schedule Of Sharebased Compensation Expense 3		0
Capital Stock Schedule Of Sharebased Compensation Expense 4		0
Capital Stock Schedule Of Sharebased Compensation Expense 5		8,000
Capital Stock Schedule Of Sharebased Compensation Expense 6		8,000
Capital Stock Schedule Of Sharebased Compensation Expense 7		0
Capital Stock Schedule Of Sharebased Compensation Expense 8		1.63
Capital Stock Schedule Of Sharebased Compensation Expense 9		29,000
Capital Stock Schedule Of Sharebased Compensation Expense 10		15,000
Capital Stock Schedule Of Sharebased Compensation Expense 11		14,000
Capital Stock Schedule Of Sharebased Compensation Expense 12		0.84
Capital Stock Schedule Of Sharebased Compensation Expense 13		650,000
Capital Stock Schedule Of Sharebased Compensation Expense 14		488,750
Capital Stock Schedule Of Sharebased Compensation Expense 15		118,750
Capital Stock Schedule Of Sharebased Compensation Expense 16		42,500
Capital Stock Schedule Of Sharebased Compensation Expense 17		0.82
Capital Stock Schedule Of Sharebased Compensation Expense 18		154,170
Capital Stock Schedule Of Sharebased Compensation Expense 19		154,170
Capital Stock Schedule Of Sharebased Compensation Expense 20		0
Capital Stock Schedule Of Sharebased Compensation Expense 21		0.77
Capital Stock Schedule Of Sharebased Compensation Expense 22		275,000
Capital Stock Schedule Of Sharebased Compensation Expense 23		275,000
Capital Stock Schedule Of Sharebased Compensation Expense 24		0
Capital Stock Schedule Of Sharebased Compensation Expense 25		0.16
Capital Stock Schedule Of Sharebased Compensation Expense 26		1,116,170
Capital Stock Schedule Of Sharebased Compensation Expense 27		940,920
Capital Stock Schedule Of Sharebased Compensation Expense 28		132,750
Capital Stock Schedule Of Sharebased Compensation Expense 29		42,500
Capital Stock Schedule Of Sharebased Compensation Expense 30		0